Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 17,060,591	$ 570,397	$ 26,220,721	$ 22,819,119
Effect of potentially dilutive ordinary shares:
From subsidiaries' potentially dilutive ordinary shares	(385,865)	(12,901)	(418,295)	(813,627)
From the investments in associates | $				(367,687)
From convertible bonds | $				93,781
Earnings used in the computation of diluted earnings per share	$ 16,674,726	$ 557,496	$ 25,802,426	$ 21,731,586
Weighted average number of ordinary shares in the computation of basic earnings per share	4,251,964	4,251,964	4,245,247	4,080,443
Effect of potentially dilutive ordinary shares:
From convertible bonds				62,456
From employee share options	10,232	10,232	5,103	19,934
From employees' compensation	570	570	779	21,787
Weighted average number of ordinary shares in computation of diluted earnings per share	4,262,766	4,262,766	4,251,129	4,184,620